Long term financial assets (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial assets [line items]
Increase (decrease) in fair value recognized in other comprehensive income	€ (4,097)	€ (71)	€ (5,349)	€ 10
Preferred Shares- Amphivena
Disclosure of financial assets [line items]
Fair value of shares	3,000		3,000
Increase (decrease) in fair value recognized in other comprehensive income			100
Common shares - Roivant Sciences Ltd [Member]
Disclosure of financial assets [line items]
Fair value of shares	11,700		11,700
Increase (decrease) in fair value recognized in other comprehensive income	€ (4,000)		€ 5,400